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Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Global Alternatives Fund
Investment Objective

The fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the fund is to achieve these returns with less volatility than major equity indices.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 28 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 95 of the fund’s SAI.

Virtus AlphaSimplex Global Alternatives Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Global Alternatives Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus AlphaSimplex Global Alternatives Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus AlphaSimplex Global Alternatives Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		1.10%	1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.32%	0.33%	0.30%	0.23%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.70%	2.46%	1.43%	1.36%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.18%)	(0.19%)	(0.16%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.52%	2.27%	1.27%	1.22%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

Virtus Alternative Investment Advisers, Inc. (“VAIA”), the fund’s investment adviser, has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.49% for Class A Shares, 2.24% for Class C Shares, 1.24% for Class I Shares and 1.19% for Class R6 Shares for two years from the Reorganization. Following the contractual period, VAIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VAIA and/or its affiliate may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of up to three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Alternative Solutions Trust and VAIA.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus AlphaSimplex Global Alternatives Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 696	$ 330	$ 129	$ 124
3 Years	1,040	748	437	417
5 Years	1,406	1,293	766	731
10 Years	$ 2,434	$ 2,782	$ 1,699	$ 1,623

Expense Example, No Redemption - Virtus AlphaSimplex Global Alternatives Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 696	$ 230	$ 129	$ 124
3 Years	1,040	748	437	417
5 Years	1,406	1,293	766	731
10 Years	$ 2,434	$ 2,782	$ 1,699	$ 1,623

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 335% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the fund’s subadviser, AlphaSimplex Group, LLC (“AlphaSimplex”), typically will make extensive use of derivative instruments, in particular futures, forward contracts and swaps on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies and commodities, and other instruments such as certificates of deposit. These investments are intended to provide the fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The fund may also make direct long and short investments in equity and fixed-income securities.

The fund seeks to generate absolute positive returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the fund, AlphaSimplex uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. AlphaSimplex seeks to capture these market exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. These market exposures may include primarily exposures to the returns of stocks, fixed-income securities (including U.S. and non-U.S. government securities, as well as corporate debt securities), currencies and commodities. In estimating these market exposures, AlphaSimplex may use various approaches, including analyses of the returns of hedge funds included in one or more commercially available databases selected by AlphaSimplex (for example, the Lipper TASS hedge fund database) and regulatory filings. The fund may also directly employ various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage and trend-following strategies. In a merger arbitrage strategy, AlphaSimplex buys shares of target companies in corporate reorganizations and establishes short positions in shares of the acquiring companies. Trend-following strategies analyze markets over various time horizons to invest either long or short in assets whose values are rising or falling, respectively.

AlphaSimplex will have flexibility to allocate the fund’s exposure among various securities, indices, currencies, commodities and other instruments; the amount of the fund’s assets that may be allocated to various strategies and among investments is expected to vary over time. When buying and selling securities and other instruments for the fund, AlphaSimplex also may consider other factors, such as: (i) the fund’s obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management. The fund will not invest directly in hedge funds. The fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

As of the date of this prospectus, AlphaSimplex targets an annualized volatility level of 9% or less (as measured by the standard deviation of the fund’s returns). The standard deviation is a measure of how dispersed the data are in relation to the average data point. For a particular time period, the standard deviation of the fund's returns is, therefore, a measure of how dispersed daily fund returns are relative to the average daily fund return during this period. A low standard deviation means that daily returns are clustered around the average daily return. On the other hand, a high standard deviation means that daily returns are more spread out. Some investors use standard deviation as a measure of risk to compare the expected risk and volatility of various investment options. For example, a typical equity fund will have a higher standard deviation of returns than a typical money market fund, as equity funds generally experience higher volatility of returns as compared to a money market fund. The fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the fund’s portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the fund.

Under normal market conditions, it is expected that no more than 25% of the fund’s total assets will be dedicated to initial and variation margin payments relating to the fund’s derivative transactions. The gross notional value of the fund’s derivative investments, however, will generally exceed 25% of the fund’s assets, and may significantly exceed the total value of the fund’s assets. AlphaSimplex will invest a portion of the fund’s assets, which may vary over time, in short-term, high-quality securities. Such investments will be used primarily to finance the fund’s investments in derivatives and, secondarily, to provide the fund with incremental income and liquidity, and may include: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements. AlphaSimplex will select such investments based on various factors, including the security’s maturity and credit rating.

Although the fund does not intend to invest in physical commodities directly, the fund expects to seek to gain its exposure to commodities and commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the fund are therefore also applicable to the Subsidiary. Under normal market conditions, no more than 10% of the fund’s total assets are expected to be dedicated to initial and variation margin payments relating to these transactions.

The fund may engage in active and frequent trading of securities and other instruments, including derivatives. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the fund may exceed these limits from time to time.

Principal Risks
Risk Table - Virtus AlphaSimplex Global Alternatives Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Leverage Risk

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Short Sales Risk

> Short Sales Risk: Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the fund covers its short position, the fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Quantitative Model Risk

> Quantitative Model Risk: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

Commodity and Commodity-linked Instruments Risk

> Commodity and Commodity-linked Instruments Risk: Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities, and will depend on factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand distruptions. Commodity-linked instruments may experience returns different from the commodity they attempt to track and may also be exposed to counterparty risk.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Portfolio Turnover Risk

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. Effects of frequent trading of securities and other instruments, including derivatives, may include high transaction costs, which may lower the fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the fund’s performance. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Hedge Fund Investing Risk

> Hedge Fund Investing Risk: Although the fund will not invest directly in hedge funds, because the fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds including that the fund’s performance may be lower than the returns of the broader stock market and the fund’s net asset value may fluctuate substantially over time.

Hedge Fund Correlation Risk

> Hedge Fund Correlation Risk: Although the fund does not seek to track any particular index, the fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the subadviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Management Risk	> Management Risk: The subadviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.
Allocation Risk

> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Non-U.S. Government Securities Risk

> Non-U.S. Government Securities Risk: When the Fund invests in debt instruments issued by a government outside the U.S., the Fund is exposed to the risks that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economicfactors; (b) the issuing government may default on its debt instruments, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Subsidiary Risk

> Subsidiary Risk: By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Additional Information, and could adversely affect the fund.

Government Securities Risk

> U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Valuation Risk

> Valuation Risk: This is the risk that the fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the fund’s commencement date. The Predecessor Fund and the fund have identical investment objectives and substantially identical investment strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and the Barclay Fund of Funds Index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares (previously the Predecessor Fund's Class Y Shares)

Best Quarter:	2015, Q1:	5.96%	Worst Quarter:	2020, Q1:	-9.51%	Year to Date (3/28/2024):	6.10%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus AlphaSimplex Global Alternatives Fund	Label	1 Year	5 Years	10 Years
Class A Shares	Return Before Taxes	(2.13%)	1.09%	0.53%
Class C Shares	Return Before Taxes	2.75%	1.48%	0.34%
Class I Shares	Return Before Taxes	3.79%	2.49%	1.35%
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	1.74%	1.09%	0.31%
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.31%	1.35%	0.65%
Class R6 Shares	Return Before Taxes	3.80%	2.51%	1.37%
FT Wilshire 5000 Index	FT Wilshire 5000 Index	26.10%	15.40%	11.69%
Barclay Fund of Funds Index	Barclay Fund of Funds Index	5.72%	4.00%	2.29%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Barclay Fund of Funds Index is a measure of the average return of all funds of funds in the Barclay database. The index is the arithmetic average of the net returns of all the fund of funds that have reported that month. Index returns are recalculated by Barclay Hedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others. The performance of the Index reflects the managed fees and other expenses of both the funds of funds in the Index and the hedge funds in which these funds of funds invest, but does not reflect the deduction of fees, expenses or taxes at the Index level. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.